FAIR-VALUE MEASUREMENT (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Fair Value Assets Measured On Recurring Basis [Line Items]
Short-term investments	¥ 19,351	$ 3,037	¥ 18,430
Long-term investments	1,552,591	$ 243,635	443,986
Recurring Basis
Fair Value Assets Measured On Recurring Basis [Line Items]
Available-for-sale investments	159,468		90,081
Recurring Basis | Redeemable Preferred Shares
Fair Value Assets Measured On Recurring Basis [Line Items]
Long-term investments	65,393		40,433
Recurring Basis | Significant Other Observable Inputs Level 2
Fair Value Assets Measured On Recurring Basis [Line Items]
Available-for-sale investments	94,075		88,147
Recurring Basis | Significant Other Observable Inputs Level 2 | Redeemable Preferred Shares
Fair Value Assets Measured On Recurring Basis [Line Items]
Long-term investments			38,499
Recurring Basis | Significant Unobservable Inputs Level 3
Fair Value Assets Measured On Recurring Basis [Line Items]
Available-for-sale investments	65,393		1,934
Recurring Basis | Significant Unobservable Inputs Level 3 | Redeemable Preferred Shares
Fair Value Assets Measured On Recurring Basis [Line Items]
Long-term investments	65,393		1,934
Recurring Basis | Convertible Bond
Fair Value Assets Measured On Recurring Basis [Line Items]
Short-term investments	19,351		18,430
Long-term investments	43,055		31,218
Recurring Basis | Convertible Bond | Significant Other Observable Inputs Level 2
Fair Value Assets Measured On Recurring Basis [Line Items]
Short-term investments	19,351		18,430
Long-term investments	43,055		¥ 31,218
Recurring Basis | Equity securities without readily determinable fair value
Fair Value Assets Measured On Recurring Basis [Line Items]
Long-term investments	31,669
Recurring Basis | Equity securities without readily determinable fair value | Significant Other Observable Inputs Level 2
Fair Value Assets Measured On Recurring Basis [Line Items]
Long-term investments	¥ 31,669